Expenses by Nature	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Expenses by Nature

4. Expenses by nature

Total selling and distribution expenses, and general and administrative expenses for the years ended September 30, 2023 and 2022 included expenses of the following nature:

	For the Year Ended September 30,
(in USD)	2023	2022
Production expenses	402,089	65,538
Depreciation, amortization and impairments	464,370	249,087
Employee expenses	3,624,021	1,081,353
Marketing expenses	941,845	382,716
Professional fees	1,550,864	1,305,435
Other expenses	814,863	526,000
Total	7,798,052	3,610,129